Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document And Entity Information [Abstract]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	FIRST BANCORP.
Entity Central Index Key	0001057706
Amendment Flag	false